Personnel Figures - Summary of Number of Employees (Detail) - employee	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Average Number Of Employees [Line Items]
Number of employees	2,062	1,948
Annual Average	2,096	1,993
Managers and Key Executives [Member]
Disclosure Of Average Number Of Employees [Line Items]
Number of employees	57	63
Professionals and Technicians [Member]
Disclosure Of Average Number Of Employees [Line Items]
Number of employees	1,831	1,770
Staff and Others [Member]
Disclosure Of Average Number Of Employees [Line Items]
Number of employees	174	115
Chile [Member]
Disclosure Of Average Number Of Employees [Line Items]
Number of employees	2,036	1,923
Annual Average	2,070	1,968
Chile [Member] | Managers and Key Executives [Member]
Disclosure Of Average Number Of Employees [Line Items]
Number of employees	57	63
Chile [Member] | Professionals and Technicians [Member]
Disclosure Of Average Number Of Employees [Line Items]
Number of employees	1,824	1,747
Chile [Member] | Staff and Others [Member]
Disclosure Of Average Number Of Employees [Line Items]
Number of employees	155	113
Argentina [Member]
Disclosure Of Average Number Of Employees [Line Items]
Number of employees	26	25
Annual Average	26	25
Argentina [Member] | Professionals and Technicians [Member]
Disclosure Of Average Number Of Employees [Line Items]
Number of employees	7	23
Argentina [Member] | Staff and Others [Member]
Disclosure Of Average Number Of Employees [Line Items]
Number of employees	19	2